Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties [text block]
For the year ended December 31, 2017 and 2016, related party transactions and balances were limited to transactions with the Corporation's 10% owned equity accounted investee, Synergy JVCo as follows:

Balances with related parties:	2017	2016
Trade and other receivables	$1,415	$—
Investments	676	1,185
Trade and other payables	—	1,005
Deferred revenue	2,973	15,501

Transactions during the year with related parties:	2017	2016
Revenues	$30,916	$4,389
Purchases	—	—
Key management personnel compensation is comprised of:

	2017	2016
Salaries and employee benefits	$3,420	$3,026
Post-employment retirement benefits	52	74
Termination benefits	516	1,982
Share-based compensation (note 19)	1,749	1,184
	$5,737	$6,266